Statements Of Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Of Consolidated Comprehensive Income [Abstract]
Net income	$ 419	$ 431	$ 432
Other comprehensive income (loss):
Cash flow hedges – derivative value net loss recognized in net income (net of tax expense of $1, $1 and $1) (Note 1)	2	2	2
Defined benefit pension plans (net of tax benefit of $4, $- and $4) (Note 10)	8		(8)
Total other comprehensive income (loss)	10	2	(6)
Comprehensive income	$ 429	$ 433	$ 426